Annual Total Returns [BarChart] - iShares TIPS Bond ETF - iShares TIPS Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	13.40%
Annual Return 2012	6.80%
Annual Return 2013	(8.65%)
Annual Return 2014	3.49%
Annual Return 2015	(1.58%)
Annual Return 2016	4.56%
Annual Return 2017	2.92%
Annual Return 2018	(1.43%)
Annual Return 2019	8.28%
Annual Return 2020	10.91%